Debt due within one year - Securitized trade receivables (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial Instruments [Abstract]
Average interest rate throughout the year	1.74%	1.51%
Securitized trade receivables	$ 1,867	$ 1,904